Financial Instruments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Financial Instruments
17)	FINANCIAL INSTRUMENTS

17.1)	CURRENT AND NON-CURRENT DEBT
As of December 31, 2020 and 2019, CEMEX´s consolidated debt summarized by interest rates and currencies, was as follows:

		2020				2019
		Current	Non-current	Total 1, 2		Current	Non-current	Total 1, 2
Floating rate debt	$	172	2,538	2,710	$	59	2,997	3,056
Fixed rate debt		7	6,622	6,629		3	6,306	6,309

	$	179	9,160	9,339	$	62	9,303	9,365

Effective rate 3
Floating rate		3.1%	4.0%			4.3%	4.1%
Fixed rate		4.7%	5.6%			5.2%	5.5%

		2020					2019
Currency		Current	Non-current	Total	Effective rate 3		Current	Non-current	Total	Effective rate 3
Dollars	$	6	6,089	6,095	5.8%	$	25	6,144	6,169	5.2%
Euros		73	2,078	2,151	2.7%		3	2,438	2,441	3.1%
Pounds		55	329	384	2.5%		23	433	456	3.2%
Philippine pesos		3	220	223	4.1%		3	221	224	5.2%
Mexican pesos		—	334	334	6.8%		—	—	—	—
Other currencies		42	110	152	4.9%		8	67	75	5.6%

	$	179	9,160	9,339		$	62	9,303	9,365

1
As of December 31, 2020 and 2019, from total debt of $9,339 and $9,365, respectively, 93% in 2020 and 84% in 2019 was held in the Parent Company, 11% in 2019 was in finance subsidiaries in the Netherlands and the United States, and 7% in 2020 and 5% in 2019 was in other countries.

2
As of December 31, 2020 and 2019, cumulative discounts, fees and other direct costs incurred in CEMEX’s outstanding debt borrowings and the issuance of notes payable (jointly “Issuance Costs”) for $66 and $71, respectively, are presented reducing debt balances and are amortized to financial expense over the maturity of the related debt instruments under the amortized cost method.

3	In 2020 and 2019, represents the weighted-average nominal interest rate of the related debt agreements determined at the end of each period.

As of December 31, 2020 and 2019, CEMEX´s consolidated debt summarized by type of instrument, was as follows:

2020		Current	Non-current	2019		Current	Non-current
Bank loans				Bank loans
Loans in foreign countries, 2021 to 2024	$	67	371	Loans in foreign countries, 2020 to 2024	$	1	290
Syndicated loans, 2021 to 2025		—	2,383	Syndicated loans, 2021 to 2022		—	2,865

		67	2,754			1	3,155

Notes payable				Notes payable
Medium-term notes, 2024 to 2030		—	6,327	Medium-term notes, 2023 to 2026		—	6,044
Other notes payable, 2021 to 2027		7	184	Other notes payable, 2020 to 2025		6	159

		7	6,511			6	6,203

Total bank loans and notes payable		74	9,265	Total bank loans and notes payable		7	9,358
Current maturities		105	(105)	Current maturities		55	(55)

	$	179	9,160		$	62	9,303

As of December 31, 2020 and 2019, CEMEX’s bank loans included the balances under CEMEX’s facilities agreement entered on July 19, 2017, as amended and restated several times in 2020 and 2019 as described below (the “2017 Facilities Agreement”) for $2,420 and $2,897, respectively. The 2017 Facilities Agreement is multi-currency and includes a committed revolving credit facility of $1,121 in 2020 and $1,135 in 2019.
Changes in consolidated debt for the years ended December 31, 2020, 2019 and 2018 were as follows:

		2020	2019	2018
Debt at beginning of year	$	9,365	9,311	9,873
Proceeds from new debt instruments		4,210	3,331	2,325
Debt repayments		(4,572)	(3,284)	(2,745)
Foreign currency translation and accretion effects		336	7	(142)

Debt at end of year	$	9,339	9,365	9,311

As of December 31, 2020 and 2019,
non-current
notes payable for $6,511 and $6,203, respectively, were detailed as follows:

Description	Date of issuance	Issuer 1	Currency	Principal amount	Rate	Maturity date	Redeemed amount 2 $	Outstanding amount 2 $		2020	2019
September 2030 Notes 3	17/Sep/20	CEMEX, S.A.B. de C.V.	Dollar	1,000	5.2%	17/Sep/30	–	1,000	$	995	–
November 2029 Notes 4	19/Nov/19	CEMEX, S.A.B. de C.V.	Dollar	1,000	5.45%	19/Nov/29	–	1,000		993	992
June 2027 Notes	05/Jun/20	CEMEX, S.A.B. de C.V.	Dollar	1,000	7.375%	05/Jun/27	–	1,000		994	–
April 2026 Notes	16/Mar/16	CEMEX, S.A.B. de C.V.	Dollar	1,000	7.75%	16/Apr/26	–	1,000		997	996
March 2026 Notes	19/Mar/19	CEMEX, S.A.B. de C.V.	Euro	400	3.125%	19/Mar/26	–	449		487	446
July 2025 Notes	02/Apr/03	CEMEX Materials LLC	Dollar	150	7.70%	21/Jul/25	–	150		153	154
March 2025 Notes 3	03/Mar/15	CEMEX, S.A.B. de C.V.	Dollar	750	6.125%	05/May/25	(750)	–		–	748
January 2025 Notes	11/Sep/14	CEMEX, S.A.B. de C.V.	Dollar	1,100	5.70%	11/Jan/25	(29)	1,071		1,069	1,069
December 2024 Notes	05/Dec/17	CEMEX, S.A.B. de C.V.	Euro	650	2.75%	05/Dec/24	–	729		792	726
June 2024 Notes 3	14/Jun/16	CEMEX Finance LLC	Euro	400	4.625%	15/Jun/24	(400)	–		–	447
April 2024 Notes 4	01/Apr/14	CEMEX Finance LLC	Dollar	1,000	6.00%	01/Apr/24	(1,000)	–		–	621
Other notes payable										31	4

									$	6,511	6,203

1
As of December 31, 2020, except for the July 2025 Notes which are guaranteed exclusively by CEMEX Corp. and unless otherwise indicated, all issuances are fully and unconditionally guaranteed by CEMEX, S.A.B. de C.V., CEMEX Concretos, S.A. de C.V., CEMEX España, S.A. (“CEMEX España”), CEMEX Asia B.V., CEMEX Corp., CEMEX Africa & Middle East Investments B.V., CEMEX Finance LLC, CEMEX France Gestion, (S.A.S.), CEMEX Research Group AG and CEMEX UK.

2	Presented net of all outstanding notes repurchased and held by CEMEX’s subsidiaries.
3	CEMEX used a significant portion of the proceeds from the September 2030 Notes to redeem in full the March 2025 Notes and the June 2024 Notes.
4	In December 2019, CEMEX used a portion of the proceeds of the November 2029 Notes and increased to $360 the redeemed amount of the April 2024 Notes and further redeemed the entire amount in 2020.

The maturities of consolidated long-term debt as of December 31, 2020, were as follows:

		Bank loans	Notes payable	Total
2022	$	180	6	186
2023		766	6	772
2024		603	796	1,399
2025		1,100	1,226	2,326
2026 and thereafter		–	4,477	4,477

	$	2,649	6,511	9,160

As of December 31, 2020, CEMEX had the following lines of credit, of which, the only committed portion refers to the revolving credit facility under the 2017 Facilities Agreement, at annual interest rates ranging between 1.65% and 3.94%, depending on the negotiated currency:

		Lines of credit	Available
Other lines of credit in foreign subsidiaries	$	248	87
Other lines of credit from banks		310	310
Revolving credit facility 2017 Facilities Agreement		1,121	1,121

	$	1,679	1,518

As a result of debt issuances, exchange offers and tender offers incurred to refinance, replace and/or repurchase existing debt instruments, as applicable, CEMEX paid Issuance Costs for a combined amount of $98 in 2020, $63 in 2019 and $51 in 2018. Of these incurred Issuance Costs, $38 in 2020 and $24 in 2019, corresponding to new debt instruments or the refinancing of old debt, adjusted the carrying amount of the related debt instruments and are amortized over the remaining term of each instrument, while $60 in 2020, $39 in 2019 and $51 in 2018 of such Issuance Costs, associated with the extinguished portion of the related debt, were recognized in the statement of operations in each year within “Financial expense”. In addition, Issuance Costs pending for amortization related to extinguished debt instruments for $19 in 2020, $1 in 2019 and $4 in 2018 were also recognized in the statement of operations of each year within “Financial expense.”
2017 Facilities Agreement
On July 19, 2017, the Parent Company and certain subsidiaries entered into the 2017 Facilities Agreement for an amount in different currencies equivalent to $4,050 at the origination date. The proceeds were used to refinance in full the $3,680 then outstanding under the former facilities agreements and other debt repayments. All tranches under the 2017 Facilities Agreement have substantially the same terms and share the same guarantors and collateral package as other secured debt obligations of CEMEX. After the amendments to the 2017 Facilities Agreement mentioned below that became effective on October 13, 2020, all tranches under the 2017 Facilities Agreement amortize in five equal payments beginning in July 2021 and ending in July 2025, except for: (i) a tranche for the Mexican Peso equivalent of $313 amortizing in four equal payments beginning in July 2023 and ending in July 2025; and (ii) the commitments under the revolving credit which mature in July 2023.

All tranches under the 2017 Facilities Agreement have substantially the same terms, including a margin over LIBOR or EURIBOR and TIIE, as applicable, depending on the consolidated leverage ratio (as defined below in the Financial Covenants section) of CEMEX, as follows:

Consolidated leverage ratio	LIBOR / EURIBOR Applicable margin 1	TIIE Applicable margin 1
> = 6.00x	475 bps	425 bps
< 6.00x > = 5.50x	425 bps	375 bps
< 5.50x > = 5.00x	375 bps	325 bps
< 5.00x > = 4.50x	300 bps	250 bps
< 4.50x > = 4.00x	250 bps	210 bps
< 4.00x > = 3.50x	212.5 bps	180 bps
< 3.50x > = 3.00x	175 bps	150 bps
< 3.00x > = 2.50x	150 bps	125 bps
< 2.50x	125 bps	100 bps

1
LIBOR and EURIBOR refer to the London Inter-Bank Offered Rate and the Euro Inter-Bank Offered Rate, respectively, variable rates used in international markets for debt denominated in U.S. dollars and Euros, respectively. TIIE refers to the
Tasa de Inter
é
s Interbancaria de Equilibrio
, variable rate used for debt denominated in Mexican Pesos. As of December 31, 2020 and 2019,
3-Month
LIBOR rate was 0.23838% and 1.9084%, respectively, meanwhile
3-Month
EURIBOR rate was -0.545% and -0.383%, respectively. As of December 31, 2020,
28-day
TIIE rate was 4.4805%. The contraction “bps” means basis points. One hundred basis points equal 1%.

As part of the amendment process to the 2017 Facilities Agreement that became effective on October 13, 2020, among other aspects, CEMEX negotiated: a) the extension of $1.1 billion of maturities by three years, from 2022 to 2025 and $1.1 billion (including the extension of December 17, 2020 mentioned below) of commitments under the revolving credit facility by one year from 2022 to 2023; b) the inclusion of five sustainability-linked metrics, including reduction of net CO
2
emissions per cementitious product, power consumption from green energy in cement and improvements in quarry rehabilitation and water management, among other metrics; c) redenominating $313 of previous Dollar debt under the term loans that are part of the 2017 Facilities Agreement to Mexican Pesos, and $82 to Euros; d) amending the consolidated leverage ratio, as described below in the financial covenants section; and e) amendments to incorporate Loan Market Association replacement screen rate provisions in anticipation of the discontinuation of LIBOR and potentially EURIBOR, as well as Mexican benchmark interbank rate provisions. On December 17, 2020, $136 of debt under the 2017 Facilities Agreement were further extended, of which, $43 mature in 2023 and $93 mature in 2025 in line with the October 13, 2020 amendment process.
As part of amendment process to the 2017 Facilities Agreement that became effective on May 22, 2020, among other aspects, CEMEX negotiated the modification of the financial covenants contained therein, including the leverage and coverage ratios, to levels that would ideally enable CEMEX to remain in compliance with such financial covenants notwithstanding the adverse effects arising during the
COVID-19
Pandemic (note 2) and the period of gradual return to normal operations. As a result of the modifications to its financial covenants, the Company agreed to a one-time
fee of $14 (35 basis points (“bps”)) and adjusted the applicable margin over LIBOR, or EURIBOR, as applicable, to accommodate for the changes to the leverage limits covenant. Moreover, CEMEX agreed to certain temporary restrictions which are no longer applicable with respect to permitted capital expenditures, the extension of loans to third parties, acquisitions and/or the use of proceeds from asset sales and fundraising activities, as well as an increase from zero to 125 bps in the financial expense, depending on the corresponding applicable margin, CEMEX would be required to pay under the 2017 Facilities Agreement. CEMEX also agreed to cease share repurchases whenever and for as long as the Company fails to report a consolidated leverage ratio of 4.50x or less.
As part of the amendments to the 2017 Facilities Agreement that became effective on November 4, 2019, among other aspects, CEMEX negotiated: a) an exclusive amount of up to $500 permitted for share buy-back;
b) a new allowance for disposals of
non-controlling
interests in subsidiaries that are no obligors under the 2017 Facilities Agreement of up to $100 per calendar year; c) amendments related to the implementation of corporate reorganizations in Mexico, Europe and TCL; and d) modifications to the calculation and limits of the consolidated coverage ratio and the consolidated leverage ratio, as described in the Financial Covenants section below.
As part of the amendment process to the 2017 Facilities Agreement that became effective on April 2, 2019, among other aspects, CEMEX extended $1,060 of maturities by three years and made certain adjustments to its consolidated financial leverage ratio, as described below in the financial covenants section, in connection with the implementation of IFRS 16 and the neutralization of any potential effect from such adoption. In addition, CEMEX delayed the scheduled tightening of the consolidated financial leverage ratio limit by one year.
The balance of debt under the 2017 Facilities Agreement, which debtor is CEMEX, S.A.B. de C.V., was originally guaranteed by CEMEX México, S.A. de C.V. (“CEMEX México”), CEMEX Concretos, S.A. de C.V., Empresas Tolteca de México, S.A. de C.V. (“ETM”), New Sunward Holding B.V., CEMEX España, CEMEX Asia B.V., CEMEX Corp., CEMEX Africa & Middle East Investments B.V., CEMEX Finance LLC, CEMEX France Gestion (S.A.S.), CEMEX Research Group AG and CEMEX UK. In addition, the debt under these agreements (together with all other senior capital markets debt issued or guaranteed by CEMEX, and certain other preceding facilities) is also secured by a first-priority security interest in: (a) substantially all the shares of CEMEX Operaciones México, S.A. de C.V, CEMEX Innovation Holding Ltd. and CEMEX España (the “Collateral”); and (b) all proceeds of such Collateral. In 2019, the Parent Company merged and absorbed ETM and CEMEX México, effective against third parties on February 26, 2020 and March 9, 2020, respectively. In addition, CEMEX España merged and absorbed New Sunward Holding B.V. with effects as of December 1, 2020. As a result, the merged and absorbed entities ceased to guarantee CEMEX, S.A.B. de C.V.’s indebtedness and the shares of CEMEX México and New Sunward Holding B.V., which used to be part of the Collateral, are no longer part of it.
During the years 2020 and 2019, under the 2017 Facilities Agreement, CEMEX was required to: a) not exceed an aggregate amount for capital expenditures of $1,500 per year, excluding certain capital expenditures, joint venture investments and acquisitions by CHP and its subsidiaries and CLH and its subsidiaries, which had a separate limit of $500 (or its equivalent) each; and b) not exceed the amount for permitted acquisitions and investments in joint ventures of $400 per year. Nonetheless, such limitations did not apply if capital expenditures or acquisitions did not exceed free cash flow generation or were funded with proceeds from equity issuances or asset disposals.
In addition to the restrictions mentioned above, and subject in each case to the permitted negotiated amounts and other exceptions, CEMEX is also subject to several negative covenants that, among other things, restrict or limit its ability to incur additional obligations, change its line of business, enter into mergers and enter into speculative derivatives transactions. Certain covenants and restrictions, such as the capital expenditure restrictions and several negative covenants, including restrictions on CEMEX’s ability to declare or pay cash dividends and distributions to shareholders, among others, shall cease to apply or become less restrictive if CEMEX so elects upon CEMEX’s Leverage Ratio (as defined hereinafter) for the two most recently completed quarterly testing periods being less than or equal to 3.75 times and no default under the 2017 Facilities Agreement is continuing. CEMEX cannot assure that it will be able to meet the conditions for these restrictions to cease to apply prior to the final maturity date under the 2017 Facilities Agreement. In addition, the 2017 Facilities Agreement contains events of default, some of which may occur and are outside of CEMEX’s control such as expropriation, sequestration and availability of foreign exchange.
As of December 31, 2020 and 2019, CEMEX was in compliance with such limitations and restrictions contained in the 2017 Facilities Agreement. CEMEX cannot assure that in the future it will be able to comply with such restrictive covenants and limitations. CEMEX’s failure to comply with such covenants and limitations could result in an event of default, which could materially and adversely affect CEMEX’s business and financial condition.
Financial Covenants
The 2017 Facilities Agreement requires CEMEX to comply with financial ratios, which mainly include: a) the consolidated ratio of debt to Operating EBITDA (the “Leverage Ratio”); and b) the consolidated ratio of Operating EBITDA to interest expense (the “Coverage Ratio”). These financial ratios are calculated using the consolidated amounts under IFRS.
CEMEX must comply with a Coverage Ratio and a Leverage Ratio for each period of four consecutive quarters. After the October 13, 2020 amendments, the Coverage Ratio should be equal or greater than 1.75 times for each reference period ending on December 31, 2020 through March 31, 2021; equal or greater than 2.25 times for each reference period ending on June 30, 2021 through September 30, 2021; equal or greater than 2.50 times for each reference period ending on December 31, 2021 through September 30, 2022; and equal or greater than 2.75 times for each subsequent reference period. The limits for the Leverage Ratio are as follows:

Period	Leverage Ratio
For the period ending on December 31, 2020 up to and including the period ending on March 31, 2021	< = 6.25
For the period ending on June 30, 2021	< = 6.00
For the period ending on September 30, 2021 up to and including the period ending on March 31, 2022	< = 5.75
For the period ending on June 30, 2022 up to and including the period ending on September 30, 2022	< = 5.25
For the period ending on December 31, 2022 up to and including the period ending on March 31, 2023	< = 4.75
For the period ending on June 30, 2023 and each subsequent reference period	< = 4.50

Leverage Ratio:
Is calculated dividing “Funded Debt” by pro forma Operating EBITDA for the last twelve months as of the calculation date including a permanent fixed adjustment from the adoption of IFRS 16. Funded Debt equals debt, as reported in the statement of financial position, net of cash and cash equivalents, excluding components of liability of convertible subordinated notes, plus lease liabilities, perpetual debentures and guarantees, plus or minus the fair value of derivative financial instruments, as applicable, among other adjustments for business acquisitions or disposals. Before the April 2, 2019 amendments, the calculation of Funded Debt did not include cash and cash equivalents and obligations under lease contracts.

Pro forma Operating EBITDA represents, Operating EBITDA for the last twelve months as of the calculation date, after IFRS 16 effects, plus the portion of Operating EBITDA referring to such twelve-month period of any significant acquisition made in the period before its consolidation in CEMEX, minus Operating EBITDA referring to such twelve-month period of any significant disposal that had already been liquidated.
Coverage Ratio:
is calculated by dividing pro forma Operating EBITDA by the financial expense for the last twelve months as of the calculation date, both including IFRS 16 effects. Financial expense includes coupons accrued on the perpetual debentures.
As of December 31, 2020, 2019 and 2018, under the 2017 Facilities Agreement, the main consolidated financial ratios were as follows:

		Consolidated financial ratios 1
		2020	2019	2018
Leverage ratio	Limit	<=6.25	<=5.25	<=4.75
	Calculation	4.07	4.17	3.84

Coverage ratio	Limit	>=1.75	>=2.50	>=2.50
	Calculation	3.82	3.86	4.41

1
Refers to the compliance limits and calculations that were effective on such dates. For 2019, before the October 13, 2020 amendments and the May 22, 2020 amendments. For 2018, before the April 2, 2019 amendments, the November 4, 2019 amendments and the adoption of IFRS 16 in the financial statements.

CEMEX’s ability to comply with these ratios may be affected by economic conditions and volatility in foreign exchange rates, as well as by overall conditions in the financial and capital markets.
CEMEX will classify all of its
non-current
debt as current debt if: 1) as of any measurement date CEMEX fails to comply with the aforementioned financial ratios; or 2) the cross default clause that is part of the 2017 Facilities Agreement is triggered by the provisions contained therein; 3) as of any date prior to a subsequent measurement date CEMEX expects not to be in compliance with such financial ratios in the absence of: a) amendments and/or waivers covering the next succeeding 12 months; b) high probability that the violation will be cured during any agreed upon remediation period and be sustained for the next succeeding 12 months; and/or c) an agreement to refinance the relevant debt on a long-term basis. As a result of such classification of debt as current for noncompliance with the agreed upon financial ratios or, in such event, the absence of a waiver of compliance or a negotiation thereof, after certain procedures upon CEMEX’s lenders’ request, they would call for the acceleration of payments due under the 2017 Facilities Agreement. That scenario would have a material adverse effect on CEMEX’s operating results, liquidity or financial position.

17.2)	OTHER FINANCIAL OBLIGATIONS
As of December 31, 2020 and 2019, other financial obligations in the consolidated statement of financial position were detailed as follows:

		2020				2019
		Current	Non-current	Total		Current	Non-current	Total
I. Leases	$	293	967	1,260	$	262	1,044	1,306
II. Liabilities secured with accounts receivable		586	—	586		599	—	599
III. Convertible subordinated notes due 2020		—	—	—		520	—	520

	$	879	967	1,846	$	1,381	1,044	2,425

I.	Leases (notes 3.6, 8.1, 15.2 and 24.1)
CEMEX has several operating and administrative assets under lease contracts (note 15.2). CEMEX applies the recognition exemption for short-term leases and leases of low-value
assets. Changes in the balance of lease financial liabilities during 2020, 2019 and 2018 were as follows:

		2020	2019	2018
Lease financial liability at beginning of year	$	1,306	1,315	1,309
Additions from new leases		213	274	296
Reductions from payments		(276)	(239)	(192)
Cancellations and liability remeasurements		(9)	(54)	(67)
Foreign currency translation and accretion effects		26	10	(31)

Lease financial liability at end of year	$	1,260	1,306	1,315

As of December 31, 2020, the maturities of
non-current
lease financial liabilities are as follows:

		Total
2022	$	199
2023		162
2024		127
2025		95
2026 and thereafter		384

	$	967

Total cash outflows for leases in 2020, 2019 and 2018, including the interest expense portion as disclosed at note 8.1, were $350, $316 and $266, respectively. Future payments associated with these contracts are presented in note 24.1.

II.	Liabilities secured with accounts receivable
As mentioned in note 10, the funded amounts of sale of trade accounts receivable under securitization programs and/or factoring programs with recourse, are recognized in “Other financial obligations” in the statement of financial position.

III.	Optional convertible subordinated notes due 2020
During 2015, the Parent Company issued $521 aggregate principal amount of 3.72% optional convertible subordinated notes due in March 2020 (the “2020 Convertible Notes”) because of exchanges or settlements of other convertible notes. The 2020 Convertible Notes, were subordinated to most of CEMEX’s liabilities and commitments and were convertible into a fixed number of the Parent Company’s ADSs at any time at the holder’s election and were subject to antidilution adjustments. As of December 31, 2019, the conversion price per ADS for the 2020 Convertible Notes was $10.73 dollars. On March 13, 2020, CEMEX paid $521 as full settlement of the aggregate outstanding amount of the 2020 Convertible Notes which matured on March 15, 2020 with a minimal conversion of ADS.

17.3)	FAIR VALUE OF FINANCIAL INSTRUMENTS
Financial assets and liabilities
The book values of cash, trade receivables, other accounts receivable, trade payables, other accounts payable and accrued expenses, as well as short-term debt, approximate their corresponding estimated fair values due to the revolving nature of these financial assets and liabilities in the short-term.
The estimated fair value of CEMEX´s
non-current
debt is level 1 and level 2 and is either based on estimated market prices for such or similar instruments, considering interest rates currently available for CEMEX to negotiate debt with the same maturities, or determined by discounting future cash flows using market-based interest rates currently available to CEMEX.
The fair values determined by CEMEX for its derivative financial instruments are level 2. There is no direct measure for the risk of CEMEX or its counterparties in connection with such instruments. Therefore, the risk factors applied for CEMEX’s assets and liabilities originated by the valuation of such derivatives were extrapolated from publicly available risk discounts for other public debt instruments of CEMEX or of its counterparties.
The estimated fair value of derivative instruments fluctuates over time and is determined by measuring the effect of future relevant economic variables according to the yield curves shown in the market as of the reporting date. These values should be analyzed in relation to the fair values of the underlying transactions and as part of CEMEX’s overall exposure to fluctuations in interest rates and foreign exchange rates. The notional amounts of derivative instruments do not represent amounts of cash exchanged by the parties, and consequently, there is no direct measure of CEMEX’s exposure to the use of these derivatives. The amounts exchanged are determined based on the notional amounts and other terms included in the derivative instruments.

As of December 31, 2020 and 2019, the carrying amounts of financial assets and liabilities and their respective fair values were as follows:

		2020			2019
		Carrying amount	Fair value		Carrying amount	Fair value
Financial assets
Derivative financial instruments (notes 14.2 and 17.4)	$	3	3	$	2	2
Other investments and non-current accounts receivable (note 14.2)		272	272		234	234

	$	275	275	$	236	236

Financial liabilities
Long-term debt (note 17.1)	$	9,160	9,687		$9,303	9,711
Other financial obligations (note 17.2)		967	1,012		1,044	1,071
Derivative financial instruments (notes 17.4 and 18.2)		53	53		46	46

	$	10,180	10,752	$	10,393	10,828

As of December 31, 2020 and 2019, assets and liabilities carried at fair value in the consolidated statements of financial position are included in the following fair value hierarchy categories (note 3.6):

2020		Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments (notes 14.2 and 17.4)	$	—	3	—	3
Investments in strategic equity securities (note 14.2)		3	—	—	3
Other investments at fair value through earnings (note 14.2)		—	23	—	23

		$3	26	—	29

Liabilities measured at fair value
Derivative financial instruments (notes 17.4 and 18.2)	$	—	53	—	53

2019		Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments (notes 14.2 and 17.4)	$	—	2	—	2
Investments in strategic equity securities (note 14.2)		3	—	—	3
Other investments at fair value through earnings (note 14.2)		—	34	—	34

		$3	36	—	39

Liabilities measured at fair value
Derivative financial instruments (notes 17.4 and 18.2)	$	—	46	—	46

17.4)	DERIVATIVE FINANCIAL INSTRUMENTS
During the reported periods, in compliance with the guidelines established by its Risk Management Committee, the restrictions set forth by its debt agreements and its hedging strategy (note 17.5), CEMEX held derivative instruments, with the objectives, as the case may be of: a) changing the risk profile or fixed the price of fuels; b) foreign exchange hedging; c) hedge of forecasted transactions; and d) other corporate purposes.
As of December 31, 2020 and 2019, the notional amounts and fair values of CEMEX’s derivative instruments were as follows:

		2020		2019
		Notional amount	Fair value	Notional amount	Fair value
I. Net investment hedge	$	741	(42)	1,154	(67)
II. Interest rate swaps		1,334	(47)	1,000	(35)
III. Equity forwards on third party shares		27	3	74	1
IV. Fuel price hedging		128	5	96	1

	$	2,230	(81)	2,324	(100)

The caption “Financial income and other items, net” in the income statement includes gains and losses related to the recognition of changes in fair values of the derivative financial instruments during the applicable period, which represented net losses of $17 in 2020, net losses of $1 in 2019 and net gains of $39 in 2018.

I.	Net investment hedge
As of December 31, 2020 and 2019, there are Dollar/Mexican peso foreign exchange forward contracts under a program that started in 2017 with a notional of up to $1,250, which can be adjusted in relation to hedged risks. During 2020, this program was adjusted and reached a notional amount of $741 with forward contracts with tenors from 1 to 18 months. For accounting purposes under IFRS, CEMEX has designated this program as a hedge of CEMEX’s net investment in Mexican pesos, pursuant to which changes in fair market value of these instruments are recognized as part of other comprehensive income in equity. For the years 2020, 2019 and 2018, these contracts generated gains of $53 and losses of $126 and $59, respectively, which partially offset currency translation results in each year recognized in equity generated from CEMEX’s net assets denominated in Mexican pesos due to the depreciation of the peso in 2020 and the appreciation of the peso in 2019 and 2018.

II.	Interest rate swap contracts
As of December 31, 2020 and 2019, CEMEX held interest rate swaps for a notional amount of $1,000 the fair value of which represented a liability of $44 and $35, respectively, negotiated in June 2018 to fix interest payments of existing bank loans bearing floating rates. The contracts mature in June 2023. During September 2020, CEMEX amended one of the interest rate swap contracts to reduce the weighted strike from 3.05% to 2.56% paying $14 recognized within “Financial income and other items, net” in the statement of operations. For accounting purposes under IFRS, CEMEX designated these contracts as cash flow hedges, pursuant to which, changes in fair value are initially recognized as part of other comprehensive income in equity and are subsequently allocated through financial expense as interest expense on the related bank loans is accrued. For the years ended in 2020 and 2019, changes in fair value of these contracts generated losses of $9 and losses of $26, respectively, recognized in other comprehensive income.

During October 2020, CEMEX negotiated interest rate swaps to fix interest payments of existing bank loans referenced to Mexican Peso floating rates and will mature in November 2023. As of December 31, 2020, CEMEX held a notional amount of $334 the fair value of which represented a liability of $3. CEMEX designated these contracts as cash flow hedges, pursuant to which, changes in fair value are initially recognized as part of other comprehensive income in equity and are subsequently allocated through financial expense as interest expense on the related bank loans is accrued. For the year ended in 2020 changes in fair value of these contracts generated losses of $3 recognized in other comprehensive income.
As of December 31, 2018, CEMEX had an interest rate swap maturing in September 2022 associated with an agreement entered by CEMEX for the acquisition of electric energy in Mexico, the fair value of which represented assets of $11. Pursuant to this instrument, during the tenure of the swap and based on its notional amount, CEMEX receives fixed rate of 5.4% and pays LIBOR. Changes in the fair value of this interest rate swap generated losses of $6 in 2018, recognized in the income statement for each period. During 2019, CEMEX unwound and settled its interest rate swap.

III.	Equity forwards on third party shares
As of December 31, 2020 and 2019, CEMEX maintained equity forward contracts with cash settlement in March 2022 and March 2021, respectively, over the price of 4.7 million shares of Grupo Cementos de Chihuahua, S.A.B. de C.V. in 2020 and 13.9 million in 2019. During 2020 and 2019, CEMEX early settled a portion of these contracts for 9.2 and 6.9 million shares, respectively. Changes in the fair value of these instruments and early settlement effects generated gains of $1 in 2020, gains of $2 in 2019 and gains of $26 in 2018 recognized within “Financial income and other items, net” in the income statement.

IV.	Fuel price hedging
As of December 31, 2020 and 2019, CEMEX maintained forward and option contracts negotiated to hedge the price of certain fuels, primarily diesel and gas, in several operations for aggregate notional amounts of $128 and $96, respectively, with an estimated aggregate fair value representing assets of $5 in 2020 and assets of $1 in 2019. By means of these contracts, for its own consumption only, CEMEX fixed the price of these fuels over certain volumes representing a portion of the estimated consumption of such fuels in several operations. These contracts have been designated as cash flow hedges of diesel or gas consumption, and as such, changes in fair value are recognized temporarily through other comprehensive income and are recycled to operating expenses as the related fuel volumes are consumed. For the years 2020, 2019 and 2018, changes in fair value of these contracts recognized in other comprehensive income represented gains of $7, gains of $15 and losses of $35, respectively.

Other derivative financial instruments negotiated during the periods
During 2020, CEMEX negotiated Dollar/Peso, Dollar/Euro and Dollar/British Pound foreign exchange forward contracts to sell Dollars and Pesos and buy Euro and British Pounds, negotiated in connection with the voluntary prepayment and currency exchanges under the 2017 Facilities Agreement, for a combined notional amount of $397. For the year 2020, the aggregate results from positions entered and settled, generated losses of $15 recognized within “Financial income and other items, net” in the statements of operation. Additionally, during 2020, CEMEX negotiated Dollar/Euro foreign exchange forward contracts to sell Dollars and buy Euro, negotiated in connection with the redemption of the 4.625% April 2024 Notes. For the year 2020, the aggregate results of these instruments from positions entered and settled, generated gains of $3, recognized within “Financial income and other items, net” in the statement of operations.
Moreover, in connection with the proceeds from the sale of certain assets in the United Kingdom (note 5.2), the Company negotiated British Pound/Euro foreign exchange forward contracts to sell British Pounds and buy Euro for a notional amount of $186. CEMEX settled such derivatives on August 5, 2020. During the year 2020, changes in the fair value of these instruments and their settlement generated gains of $9 recognized within “Financial income and other items, net” in the statement of operations.

17.5)	RISK MANAGEMENT
Enterprise risks may arise from any of the following situations: i) the potential change in the value of assets owned or reasonably anticipated to be owned, ii) the potential change in value of liabilities incurred or reasonably anticipated to be incurred, iii) the potential change in value of services provided, purchase or reasonably anticipated to be provided or purchased in the ordinary course of business, iv) the potential change in the value of assets, services, inputs, products or commodities owned, produced, manufactured, processed, merchandised, leased or sell or reasonably anticipated to be owned, produced, manufactured, processed, merchandised, leased or sold in the ordinary course of business, or v) any potential change in the value arising from interest rate or foreign exchange rate exposures arising from current or anticipated assets or liabilities.
In the ordinary course of business, CEMEX is exposed to commodities risk, including the exposure from inputs such as fuel, coal, petcoke, fly-ash,
gypsum and other industrial materials which are commonly used by CEMEX in the production process, and expose CEMEX to variations in prices of the underlying commodities. To manage this and other risks, such as credit risk, interest rate risk, foreign exchange risk, equity risk and liquidity risk, considering the guidelines set forth by the Parent Company’s Board of Directors, which represent CEMEX’s risk management framework and that are supervised by several Committees, CEMEX’s management establishes specific policies that determine strategies oriented to obtain natural hedges to the extent possible, such as avoiding customer concentration on a determined market or aligning the currencies portfolio in which CEMEX incurred its debt, with those in which CEMEX generates its cash flows.
As of December 31, 2020 and 2019, these strategies are sometimes complemented with the use of derivative financial instruments as mentioned in note 17.4, such as the commodity forward contracts on fuels negotiated to fix the price of these underlying commodities.
The main risk categories are mentioned below:
Credit risk
Credit risk is the risk of financial loss faced by CEMEX if a customer or counterparty to a financial instrument does not meet its contractual obligations and originates mainly from trade accounts receivable. As of December 31, 2020 and 2019, the maximum exposure to credit risk is represented by the balance of financial assets. Management has developed policies for the authorization of credit to customers. Exposure to credit risk is monitored constantly according to the payment behavior of debtors. Credit is assigned on a customer-by-customer
basis and is subject to assessments which consider the customers’ payment capacity, as well as past behavior regarding due dates, balances past due and delinquent accounts. In cases deemed necessary, CEMEX’s management requires guarantees from its customers and financial counterparties regarding financial assets.
The Company’s management has established a policy of low risk tolerance which analyzes the creditworthiness of each new client individually before offering the general conditions of payment terms and delivery. The review includes external ratings, when references are available, and in some cases bank references. Thresholds of purchase limits are established for each client, which represent the maximum purchase amounts that require different levels of approval. Customers that do not meet the levels of solvency requirements imposed by CEMEX can only carry out transactions by paying cash in advance. As of December 31, 2020, considering CEMEX’s best estimate of potential expected losses based on the ECL model developed by CEMEX (note 10), the allowance for expected credit losses was $121.
Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates, which only affects CEMEX’s results if the fixed-rate long-term debt is measured at fair value. All of CEMEX’s fixed-rate long-term debt is carried at amortized cost and therefore is not subject to interest rate risk. CEMEX’s accounting exposure to the risk of changes in market interest rates relates primarily to its long-term debt obligations with floating interest rates, which, if such rates were to increase, may adversely affect its financing cost and the results for the period.
Nonetheless, it is not economically efficient to concentrate on fixed rates at a high point when the interest rates market expects a downward trend. That is, there is an opportunity cost for continuing to pay a determined fixed interest rate when the market rates have decreased, and the entity may obtain improved interest rate conditions in a new loan or debt issuance. CEMEX manages its interest rate risk by balancing its exposure to fixed and variable rates while attempting to reduce its interest costs. CEMEX could renegotiate the conditions or repurchase the debt, particularly when the net present value of the estimated future benefits from the interest rate reduction are expected to exceed the cost and commissions that would have to be paid in such renegotiation or repurchase of debt.
As of December 31, 2020 and 2019, 17% and 22%, respectively, of CEMEX’s long-term debt was denominated in floating rates at a weighted-average interest rate of LIBOR plus 294 basis points in 2020 and 285 basis points in 2019. These figures reflect the effect of interest rate swaps held by CEMEX during 2020 and 2019. As of December 31, 2020 and 2019, if interest rates at that date had been 0.5% higher, with all other variables held constant, CEMEX’s net income for 2020 and 2019 would have reduced by $17 and $19, respectively, because of higher interest expense on variable rate denominated debt. This analysis does not include the effect of interest rate swaps held by CEMEX during 2020 and 2019.
A fundamental reform of major interest rate benchmarks is being undertaken globally, including the replacement of some interbank offered rates (IBORs) with alternative nearly risk-free rates (referred to as the “IBOR reform”). CEMEX has exposures to IBORs on its financial instruments that will be replaced or reformed as part of these market-wide initiatives. There is uncertainty over the timing and the methods of transition in some jurisdictions in which CEMEX operates. The Company anticipates that the IBOR reform will imply adjustments to its risk management and hedge accounting practices. Nonetheless, as mentioned in note 17.1 as part of the October 13 amendments to the 2017 Facilities Agreements, to ease this transition, CEMEX included amendments to incorporate Loan Market Association replacement screen rate provisions in anticipation of the discontinuation of LIBOR and potentially EURIBOR.
CEMEX’s respective risk management committee monitors and manages the Company’s transition to alternative rates. The committee evaluates the extent to which contracts reference IBOR cash flows, whether such contracts will need to be amended as a result of IBOR reform and how to manage communication about IBOR reform with counterparties. The committee reports to the Parent Company’s Board of Directors quarterly and collaborates with other business functions as needed. It provides periodic reports to management of interest rate risk and risks arising from IBOR reform.
Foreign currency risk
Foreign currency risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. CEMEX’s exposure to the risk of changes in foreign exchange rates relates primarily to its operating activities. Due to its geographic diversification, CEMEX’s revenues and costs are generated and settled in various countries and in different currencies. For the year ended December 31, 2020, 21% of CEMEX’s net sales, before eliminations resulting from consolidation, were generated in Mexico, 29% in the United States, 5% in the United Kingdom, 6% in France, 4% in Germany, 2% in Spain, 15% in the Rest of EMEAA region, 3% in Colombia, 1% in Panama, 2% in Dominican Republic, 2% in Caribbean TCL, 4% in the Rest of South, Central America and the Caribbean region, and 6% in CEMEX’s other operations.
Foreign exchange results incurred through monetary assets or liabilities in a currency different from its functional currency are recorded in the consolidated statements of operations. Exchange fluctuations associated with foreign currency indebtedness directly related to the acquisition of foreign entities and exchange fluctuations in related parties’ long-term balances denominated in foreign currency that are not expected to be settled in the foreseeable future, are recognized in the statement of other comprehensive income. As of December 31, 2020 and 2019, excluding from the sensitivity analysis the impact of translating the net assets denominated in currencies different from CEMEX’s presentation currency, considering a hypothetic 10% strengthening of the dollar against the Mexican peso, with all other variables held constant, CEMEX’s net income for 2020 and 2019 would have decreased by $87 and $76, respectively, as a result of higher foreign exchange losses on CEMEX’s dollar-denominated net monetary liabilities held in consolidated entities with other functional currencies. Conversely, a hypothetic 10% weakening of the U.S. dollar against the Mexican peso would have the opposite effect.
As of December 31, 2020, 65% of CEMEX’s financial debt was Dollar-denominated, 23% was Euro-denominated, 4% was Pound-denominated, 4% was Mexican peso-denominated, 2% was Philippine peso-denominated and 2% was in other currencies. Therefore, CEMEX had a foreign currency exposure arising mainly from the Dollar-denominated and Euro-denominated financial debt versus the several currencies in which CEMEX’s revenues are settled in most countries in which it operates. The amounts of Pound-denominated financial debt and Philippine peso-denominated financial debt outstanding as of December 31, 2020, are closely related to the amount of revenues generated in such currencies and/or, in the case of the Euro-denominated financial debt, the amount of CEMEX’s net assets denominated in such currencies; therefore, CEMEX considers that the foreign currency risk related to these amounts of debt is low. Nonetheless, CEMEX cannot guarantee that it will generate sufficient revenues in dollars, euros, pounds and Philippine pesos from its operations to service these obligations. As of December 31, 2020 and 2019, CEMEX had not implemented any derivative financing hedging strategy to address this foreign currency risk. Nonetheless, CEMEX may negotiate derivative financing hedging strategies in the future if either of its debt portfolio currency mix, interest rate mix, market conditions and/or expectations changes.
As of December 31, 2020 and 2019, CEMEX’s consolidated net monetary assets (liabilities) by currency are as follows:

		2020
		Mexico	United States	EMEAA	SCA&C	Others 1	Total
Monetary assets	$	856	550	1,452	240	419	3,517
Monetary liabilities		1,420	2,480	3,534	680	9,625	17,739

Net monetary assets (liabilities)	$	(564)	(1,930)	(2,082)	(440)	(9,206)	(14,222)

Out of which:
Dollars	$	(161)	(1,930)	17	(37)	(6,065)	(8,176)
Pesos		(403)	—	—	—	(87)	(490)
Euros		—	—	(743)	—	(2,451)	(3,194)
Pounds		—	—	(1,174)	—	26	(1,148)
Other currencies		—	—	(182)	(403)	(629)	(1,214)

	$	(564)	(1,930)	(2,082)	(440)	(9,206)	(14,222)

		2019
		Mexico	United States	EMEAA	SCA&C	Others 1	Total
Monetary assets	$	721	1,017	1,593	280	190	3,801
Monetary liabilities		1,311	2,444	3,162	589	10,220	17,726

Net monetary assets (liabilities)	$	(590)	(1,427)	(1,569)	(309)	(10,030)	(13,925)

Out of which:
Dollars	$	(23)	(1,427)	—	(72)	(6,715)	(8,237)
Pesos		(567)	—	—	—	(144)	(711)
Euros		—	—	(519)	1	(2,505)	(3,023)
Pounds		—	—	(807)	—	20	(787)
Other currencies		—	—	(243)	(238)	(686)	(1,167)

	$	(590)	(1,427)	(1,569)	(309)	(10,030)	(13,925)

1	Includes the Parent Company, CEMEX’s financing subsidiaries, as well as Neoris N.V., among other entities.
Considering that the Parent Company’s functional currency for all assets, liabilities and transactions associated with its financial and holding company activities is the dollar (note 3.4), there is foreign currency risk associated with the translation into dollars of subsidiaries’ net assets denominated in different currencies. When the dollar appreciates, the value of these net assets denominated in other currencies decreases in terms of Dollars, generating negative foreign currency translation and reducing stockholders’ equity. Conversely, when the dollar depreciates, the value of such net assets denominated in other currencies would increase in terms of dollars generating the opposite effect. CEMEX has implemented a Dollar/Mexican peso foreign exchange forward contracts program to hedge foreign currency translation in connection with its net assets denominated in pesos (note 17.4).
Equity risk
Equity risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in the market price of CEMEX, S.A.B. de C.V.’s and/or third party’s shares. As described in note 17.4, considering specific objectives, CEMEX has negotiated equity forward contracts on third-party shares. Under these equity derivative instruments, there is a direct relationship from the change in the fair value of the derivative with the change in price of the underlying share. All changes in fair value of such derivative instruments are recognized in the income statement as part of “Financial income and other items, net.” During the reported periods effects were not significant.
As of December 31, 2020 and 2019, the potential change in the fair value of CEMEX’s forward contracts in GCC shares that would result from a hypothetical, instantaneous decrease of 10% in the market price of GCC shares in dollars, with all other variables held constant, CEMEX’s net income would have reduced by $3 in 2020 and $7 in 2019, because of additional negative changes in fair value associated with these forward contracts. A 10% hypothetical increase in the price of GCC shares would have generated approximately the opposite effect.
Liquidity risk
Liquidity risk is the risk that CEMEX will not have sufficient funds available to meet its obligations. In addition to cash flows provided by its operating activities, to meet CEMEX’s overall liquidity needs for operations, servicing debt and funding capital expenditures and acquisitions, CEMEX relies on cost-cutting and operating improvements to optimize capacity utilization and maximize profitability, as well as borrowing under credit facilities, proceeds of debt and equity offerings, and proceeds from asset sales. CEMEX is exposed to risks from changes in foreign currency exchange rates, prices and currency controls, interest rates, inflation, governmental spending, social instability and other political, economic and/or social developments in the countries in which it operates, any one of which may materially affect CEMEX’s results and reduce cash from operations. The maturities of CEMEX’s contractual obligations are included in note 24.1.
As of December 31, 2020, current liabilities, which included $1,063 of current debt and other financial obligations, exceed current assets by $1,117. It is noted that as part of its operating strategy implemented by management, the Company operates with a negative working capital balance. For the year ended December 31, 2020, CEMEX generated net cash flows provided by operating activities of $1,578. The Company’s management considers that CEMEX will generate sufficient cash flows from operations in the following twelve months to meet its current obligations and trusts in its proven capacity to continually refinance and replace its current obligations, which will enable CEMEX to meet any liquidity risk in the short-term. In addition, as of December 31, 2020, CEMEX has committed lines of credit under the revolving credit facility in its 2017 Facilities Agreement for a total amount of $1,121.